Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Summary of Property and Equipment

Property and equipment are recorded at cost and depreciated using the straight-line method over the estimated useful lives of the respective assets, which are as follows:

Estimated useful life
Lab equipment	5 years
Fixture and fittings	5 years
Office equipment and computers	3 years
Leasehold improvements	Shorter of useful life or remaining lease term

Property and equipment, net consisted of the following (in thousands):

	December 31,
	2022	2021
Lab equipment	$8,707	$7,505
Leasehold improvements	8,929	7,021
Office equipment and computers	1,577	1,561
Fixtures and fittings	1,040	757
Assets under construction	—	5,351
	20,253	22,195
Less: Accumulated depreciation	(7,854)	(4,452)
	$12,399	$17,743